Shareholder's Equity (Schedule Of Company's Share Repurchases) (Details) (USD $) In Billions, except Share data in Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Number of Shares Repurchased	115.3	279.1	145.5
Average Price Paid per Share	$ 54.64	$ 53.03	$ 50.17
Total Investment	$ 6.3	$ 14.8	$ 7.3
2010 Share Repurchase Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share repurchase program, authorized amount	$ 11.3